Expense Example - Investor A, Institutional - iShares Russell 2000 Small-Cap Index Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	510
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	43
Expense Example, with Redemption, 5 Years	82
Expense Example, with Redemption, 10 Years	$ 196